Loans Receivable and Allowance for Credit Losses - Rollforward of Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for loan losses:
Beginning balance	$ 59,958	$ 55,096	$ 52,803
Initial allowance related to PCD loans	3,202	0	0
Provision for credit losses	9,822	14,451	4,787
Recoveries	1,443	609	1,000
Charge-offs	(7,224)	(10,198)	(3,494)
Ending balance	67,201	59,958	55,096
Cumulative Effect, Period of Adoption, Adjustment
Allowance for loan losses:
Initial allowance related to PCD loans	3,202
Real estate loans | One-to-four family
Allowance for loan losses:
Beginning balance	13,173	13,017	11,802
Provision for credit losses	37	147	1,783
Recoveries	73	11	17
Charge-offs	0	(2)	(585)
Ending balance	13,283	13,173	13,017
Real estate loans | One-to-four family | Cumulative Effect, Period of Adoption, Adjustment
Allowance for loan losses:
Initial allowance related to PCD loans	0
Real estate loans | Multifamily
Allowance for loan losses:
Beginning balance	9,542	8,742	7,877
Provision for credit losses	1,105	800	865
Recoveries	0	0	0
Charge-offs	0	0	0
Ending balance	10,647	9,542	8,742
Real estate loans | Multifamily | Cumulative Effect, Period of Adoption, Adjustment
Allowance for loan losses:
Initial allowance related to PCD loans	0
Real estate loans | Commercial real estate
Allowance for loan losses:
Beginning balance	15,969	15,757	18,111
Provision for credit losses	2,741	296	(2,225)
Recoveries	1	36	21
Charge-offs	(119)	(120)	(150)
Ending balance	18,592	15,969	15,757
Real estate loans | Commercial real estate | Cumulative Effect, Period of Adoption, Adjustment
Allowance for loan losses:
Initial allowance related to PCD loans	0
Real estate loans | Construction
Allowance for loan losses:
Beginning balance	6,703	7,758	6,425
Provision for credit losses	(36)	(1,059)	1,333
Recoveries	3	4	0
Charge-offs	(53)	0	0
Ending balance	6,617	6,703	7,758
Real estate loans | Construction | Cumulative Effect, Period of Adoption, Adjustment
Allowance for loan losses:
Initial allowance related to PCD loans	0
Commercial business loans
Allowance for loan losses:
Beginning balance	13,112	7,923	6,897
Provision for credit losses	6,071	14,467	2,765
Recoveries	1,269	536	879
Charge-offs	(6,887)	(9,814)	(2,618)
Ending balance	16,767	13,112	7,923
Commercial business loans | Cumulative Effect, Period of Adoption, Adjustment
Allowance for loan losses:
Initial allowance related to PCD loans	3,202
Consumer loans | Home equity loans and advances
Allowance for loan losses:
Beginning balance	1,452	1,892	1,681
Provision for credit losses	(253)	(459)	160
Recoveries	90	19	77
Charge-offs	0	0	(26)
Ending balance	1,289	1,452	1,892
Consumer loans | Home equity loans and advances | Cumulative Effect, Period of Adoption, Adjustment
Allowance for loan losses:
Initial allowance related to PCD loans	0
Consumer loans | Other consumer loans
Allowance for loan losses:
Beginning balance	7	7	10
Provision for credit losses	157	259	106
Recoveries	7	3	6
Charge-offs	(165)	(262)	(115)
Ending balance	6	$ 7	$ 7
Consumer loans | Other consumer loans | Cumulative Effect, Period of Adoption, Adjustment
Allowance for loan losses:
Initial allowance related to PCD loans	$ 0